Interest and similar income (Tables)	12 Months Ended
Dec. 31, 2017
Interest and similar income (Tables) [Abstract]
Main items of interest and similar charges accrued

The breakdown of the main items of interest and similar charges accrued in 2017, 2016 and 2015 is as follows:

Thousand of reais	2017	2016	2015

Cash and balances with the Brazilian Central Bank	5,953,765	7,315,570	4,625,467
Loans and advances - Credit institutions	5,107,355	7,472,729	5,075,636
Loans and advances - Customers	44,507,217	43,977,981	41,844,940
Debt instruments	13,456,802	14,783,164	14,872,834
Other interest	2,393,210	3,596,633	3,451,323
Total	71,418,349	77,146,077	69,870,200